FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 4:-	FAIR VALUE MEASURMENTS

In accordance with ASC No. 820, "Fair Value Measurements and Disclosures", the Company measures its liability related to stock based compensation and warrants at fair value. Investments in foreign currency derivative instruments are classified within Level 3 value hierarchy. This is because these assets are valued using alternative pricing sources and models utilizing market observable inputs. The liability related to stock based compensation and warrants is classified within Level 3 value hierarchy because the liability is based on present value calculations and external valuation models whose inputs include market interest rates, estimated operational capitalization rates, volatilities and illiquidity. Unobservable inputs used in these models are significant.

The Company considers an active market to be one in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis, and views an inactive market as one in which there are few transactions for the asset or liability, the prices are not current, or price quotations vary substantially either over time or among market makers. Since the quoted market value of the Company’s Ordinary shares was based on a sporadically traded stock with little or no volume, the Company's management determined the Company's share price fair value based on ASC 820 Fair Value Measurement using the market approach assisted by a third party specialist. Consequently, the Company used the estimated share price fair value in the underlying assumptions of the computation of the fair value of the liability related to stock based compensation and warrants.

The Company's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	September 30,	December 31,
	2013	2012
	Fair value measurements using input type
	Level 3

Liability related to stock options and warrants	$853	$630

Fair value measurements using significant unobservable inputs (Level 3):

Balance at December 31, 2011	$276

Changes in values of deferred shares and liability related to stock option and warrants	(418)
Expiration of deferred shares	(128)
Issuance of liability related to warrants	1,076
Classification of liability award to equity as a result of expiration of the Most Favored Nation (See Note 7)	(141)
Classification of liability award to equity as a result of modification	(35)

Balance at December 31, 2012	$630

Issuance of liability related to warrants	471
Utilization of the Most Favored Nation (See Note 7)	(27)
Changes in values of liability related to stock option and warrants	(221)

Balance at September 30, 2013	$853

NOTE 11:- FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820, "Fair Value Measurements and Disclosures", the Company measures its liability related to stock based compensation and warrants at fair value. Investments in foreign currency derivative instruments are classified within Level 3 value hierarchy. This is because these assets are valued using alternative pricing sources and models utilizing market observable inputs. The liability related to stock based compensation and warrants is classified within Level 3 value hierarchy because the liability is based on present value calculations and external valuation models whose inputs include market interest rates, estimated operational capitalization rates, volatilities and illiquidity. Unobservable inputs used in these models are significant.

The Company's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	December 31, 2011	December 31, 2012
	Fair value measurements using input type	Fair value measurements using input type
	Level 3	Level 3

Liability related to stock options and warrants	$60	$630
Deferred shares	216	$-

Total financial liabilities	$276	$630

Fair value measurements using significant unobservable inputs (Level 3):

Balance at December 31, 2011	$(276)

Changes in values of deferred shares and liability related to stock option and warrants	418
Expiration of deferred shares	128
Issuance of liability related to warrants	(1,076)
Classification of liability award to equity as a result of expiration of the Most Favored Nation	141
Classification of liability award to equity as a result of modification	35

Balance at December 31, 2012	$(630)